Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Salem Street Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2015
10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund | Fidelity Emerging Markets Index Fund-Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.11%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
1 year	rr_ExpenseExampleYear01	$ 11
3 years	rr_ExpenseExampleYear03	35
5 years	rr_ExpenseExampleYear05	62
10 years	rr_ExpenseExampleYear10	$ 141
10.31 Fidelity International Index Funds Institutional, Institutional Premium Combo PRO-06 | Fidelity® Emerging Markets Index Fund | Fidelity Emerging Markets Index Fund-Institutional Premium Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.09%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.09%
1 year	rr_ExpenseExampleYear01	$ 9
3 years	rr_ExpenseExampleYear03	29
5 years	rr_ExpenseExampleYear05	51
10 years	rr_ExpenseExampleYear10	$ 115

[1]	Adjusted to reflect current fees.